SIMPSON THACHER & BARTLETT LLP
900 G Street NW
Washington, D.C. 20001

September 6, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Attn: Filing Desk

Re:	Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Portman Ridge Finance Corporation (“PTMN”) and pursuant to the Securities Act of 1933, as amended, we submit for filing PTMN’s Registration Statement on Form N-14 by direct electronic transmission.

The attached filing on Form N-14 includes, as required by Item 4.3 of Form N-2 (per Item 5(b) of Form N-14), a table of certain information related to the outstanding senior securities of Portman Ridge Corporation (“PTMN”) as of the end of the last 10 fiscal years. The Form N-14 also includes, as an exhibit, a report from the accounting firm that audited PTMN’s financial statements that addresses the information set forth in the senior securities table. We are writing to inform you that, due to the change in PTMN’s independent registered public accounting firm that became effective on May 9, 2019 (the “Termination Date”) (as reported on a Form 8-K filed on May 14, 2019), the report from Ernst & Young LLP (“EY”) filed as an exhibit to the Form N-14 does not cover the senior securities table information for the fiscal year ended December 31, 2018.

EY previously served as the independent registered public accounting firm of PTMN and maintained independence in compliance with Rule 2-01 of Regulation S-X. EY is the registered public accounting firm that most recently audited PTMN’s financial statements (through December 31, 2018). EY also provided a report on a senior securities table, which was included in a POS 8C filed on April 20, 2018 (File No. 333-218596) and included information about PTMN’s senior securities through the fiscal year ended December 31, 2017.

Effective on the Termination Date, EY was terminated as the independent registered public accounting firm of PTMN, and KPMG LLP (“KPMG”) was appointed to serve as PTMN’s independent registered public accounting firm. As of the Termination Date, EY was no longer required to maintain independence in compliance with Rule 2-01 of Regulation S-X. EY is a global firm, and as such, it may no longer be independent.

EY is able to re-issue the report previously filed with the POS 8C noted above, but despite the fact that EY audited PTMN’s 2018 financial statements, it cannot issue a new report regarding the senior securities table covering the fiscal year ended December 31, 2018 without confirming its independence (which, as noted above, it may no longer be). As of the date hereof, KPMG, as the current independent registered public accounting firm of PTMN, has not yet issued an audit opinion on PTMN’s financial statements and therefore also is not in a position to issue a report on the senior securities table information for the fiscal year ended December 31, 2018. Accordingly, the Form N-14 includes a report from EY that does not cover the information in the senior securities table for the fiscal year ended December 31, 2018. PTMN confirms that the senior securities information provided for fiscal year 2018 is derived solely from its 2018 audited financial statements, which were audited by EY.

If you have any questions or would like to discuss this topic, or otherwise have any questions in connection with this filing, please contact Rajib Chanda at rajib.chanda@stblaw.com or (202) 636-5543 or Christopher Healey at christopher.healey@stblaw.com or (202) 636-5879.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP